UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ruth Wesner Adams
Title:     Chief Operating Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

     /s/ Ruth Wesner Adams     Cincinnati, OH     April 26, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     52

Form13F Information Table Value Total:     $252,691 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     8399   159436          Sole                   159436        0        0
ALCON INC                      COM SHS          H01301102     7092    43900          Sole                    43900        0        0
AMERICAN EXPRESS CO            COM              025816109      466    11285          Sole                    11285        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     8136   263460          Sole                   263460        0        0
BECTON DICKINSON & CO          COM              075887109     8233   104570          Sole                   104570        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      974        8          Sole                        8        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    10899   134105          Sole                   134105        0        0
BP PLC                         SPONSORED ADR    055622104      698    12234          Sole                    12234        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    11812   464665          Sole                   464665        0        0
BROOKFIELD INFRAST PARTNERS    LP INT UNIT      G16252101     1114    63310          Sole                    63310        0        0
Canadian Oil Sands Tr New Unit Foreign Equity   13642L100    16097   536325          Sole                   536325        0        0
CENOVUS ENERGY INC             COM              15135U109      439    16756          Sole                    16756        0        0
Cheung Kong Hldgs Limited Adr  ADR              166744201      824    63950          Sole                    63950        0        0
Cheung Kong Holdings Ltd Ord   Foreign Equity   Y13213106     9132   709000          Sole                   709000        0        0
COCA COLA CO                   COM              191216100      462     8400          Sole                     8400        0        0
COMCAST CORP NEW               CL A SPL         20030N200     9050   503617          Sole                   503617        0        0
COSTCO WHSL CORP NEW           COM              22160K105     2404    40260          Sole                    40260        0        0
DEVON ENERGY CORP NEW          COM              25179M103     7458   115757          Sole                   115757        0        0
DISNEY WALT CO                 COM DISNEY       254687106      502    14375          Sole                    14375        0        0
ENCANA CORP                    COM              292505104     5602   180526          Sole                   180526        0        0
EXXON MOBIL CORP               COM              30231G102      916    13675          Sole                    13675        0        0
Fairfax Finl Hldgs Limited     Foreign Equity   303901102     7615    20305          Sole                    20305        0        0
Fidelity Strategic Income Fund Mutual Funds     31638R303      237    21567          Sole                    21567        0        0
GENERAL DYNAMICS CORP          COM              369550108     6300    81605          Sole                    81605        0        0
Groupe Danone Shs (FRANCE)     Foreign Equity   F12033134     8567   145940          Sole                   145940        0        0
Hang Lung Properties Ltd Shs   Foreign Equity   Y30166105     8938  2217000          Sole                  2217000        0        0
Henderson Land Dev Co Ltd Shs  Foreign Equity   Y31476107    13130  1873000          Sole                  1873000        0        0
Henderson Ld Dev Ltd Spnsred   ADR              425166303      367    51640          Sole                    51640        0        0
INTEL CORP                     COM              458140100     8403   376974          Sole                   376974        0        0
JOHN HANCOCK BK &THRIFT OPP    SH BEN INT NEW   409735206      964    57325          Sole                    57325        0        0
JOHNSON & JOHNSON              COM              478160104      693    10633          Sole                    10633        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     6651    87849          Sole                    87849        0        0
LEGG MASON INC                 COM              524901105      635    22150          Sole                    22150        0        0
MEDTRONIC INC                  COM              585055106     8313   184610          Sole                   184610        0        0
MERCK & CO INC NEW             COM              58933Y105      316     8473          Sole                     8473        0        0
MICROSOFT CORP                 COM              594918104     9906   338217          Sole                   338217        0        0
Nestle S A Sponsored Adr       ADR              641069406    11875   231459          Sole                   231459        0        0
NORTHROP GRUMMAN CORP          COM              666807102     7210   109960          Sole                   109960        0        0
PROCTER & GAMBLE CO            COM              742718109     3758    59393          Sole                    59393        0        0
Pyi Corporation Limited Shs    Foreign Equity   G7304P105      589 12698000          Sole                 12698000        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      676    11675          Sole                    11675        0        0
SCHLUMBERGER LTD               COM              806857108      666    10500          Sole                    10500        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     8903   173075          Sole                   173075        0        0
TRAVELERS COMPANIES INC        COM              89417E109      432     8000          Sole                     8000        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769     1052    17661          Sole                    17661        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     8939   212065          Sole                   212065        0        0
Vanguard Short Term Inv Gr Fd  Mutual Funds     922031836     1015    94810          Sole                    94810        0        0
Vanguard Total Intl Index      Mutual Funds     921909602      742    50714          Sole                    50714        0        0
WASHINGTON FED INC             COM              938824109      843    41466          Sole                    41466        0        0
WELLS FARGO & CO NEW           COM              949746101     8671   278625          Sole                   278625        0        0
Wheelock Properties Ltd Shs    Foreign Equity   Y95731108      465   727000          Sole                   727000        0        0
YAHOO INC                      COM              984332106     5111   309175          Sole                   309175        0        0